SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2016 are not necessarily indicative of the result that may be expected for the year ending December 31, 2016. These condensed consolidated financial statements should be read in conjunction with the financial statements for the year ended December 31, 2015 and related notes thereto included in the Company’s Form 10-K filed with the SEC on March 22, 2016.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in the accompanying unaudited interim condensed consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in the accompanying audited consolidated financial statements.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and also affect the amounts of revenues and expenses reported for each period.
Actual results could differ from those which result from using such estimates. Management utilizes various other estimates, including but not limited to, assessing the collectability of accounts receivable, accrual of rebates to customers, the valuation of inventory, determining the estimated lives of long-lived assets, determining the potential impairment of intangibles, the fair value of warrants issued, the fair value of stock options, and other legal claims and contingencies. The results of any changes in accounting estimates, are reflected in the financial statements in the period in which the changes become evident. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period that they are determined to be necessary.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and also affect the amounts of revenues and expenses reported for each period. Actual results could differ from those which result from using such estimates. Management utilizes various other estimates, including but not limited to, assessing the collectability of accounts receivable, accrual of rebates to customers, the valuation of inventory, determining the estimated lives of long-lived assets, determining the potential impairment of intangibles, the fair value of warrants issued, the fair value of stock options, and other legal claims and contingencies. The results of any changes in accounting estimates, are reflected in the financial statements in the period in which the changes become evident. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period that they are determined to be necessary.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue is stated net of sales discounts and rebates paid to customers (See Customer Marketing Programs and Sales Incentives, below). Net sales are recognized when all of the following conditions are met: (1) the price is fixed and determinable; (2) evidence of a binding arrangement exists (generally, purchase orders); (3) products have been delivered and there is no future performance required; and (4) amounts are collectible under normal payment terms. These conditions typically occur when the products are delivered to or picked up by the Company’s customers.

Revenue Recognition

Revenue is stated net of sales discounts and rebates paid to customers (See Customer Marketing Programs and Sales Incentives, below). Net sales are recognized when all of the following conditions are met: (1) the price is fixed and determinable; (2) evidence of a binding arrangement exists (generally, purchase orders); (3) products have been delivered and there is no future performance required; and (4) amounts are collectible under normal payment terms. These conditions typically occur when the products are delivered to or picked up by the Company’s customers.

Selling, General and Administrative Expenses, Policy [Policy Text Block]

Customer Marketing Programs and Sales Incentives

The Company participates in various programs and arrangements with customers designed to increase the sale of its products. Among these programs are arrangements under which allowances can be earned by customers for various discounts to the end retailers or for participating in specific marketing programs. The Company believes that its participation in these programs is essential to ensuring volume and revenue growth in a competitive marketplace.
In addition, during the three months ended March 31, 2016, the Company issued 3,400 shares of common stock, at a fair value of $4.00 per share, to customers and the owners of customers. The costs of all these various programs that were included as a reduction in net sales, including the value of common stock of issued to customers of $13,600, totaled $45,165 and $10,360 for the three months ended March 31, 2016 and 2015, respectively.

Customer Marketing Programs and Sales Incentives

The Company participates in various programs and arrangements with customers designed to increase the sale of its products. Among these programs are arrangements under which allowances can be earned by customers for various discounts to the end retailers or for participating in specific marketing programs. The Company believes that its participation in these programs is essential to ensuring volume and revenue growth in a competitive marketplace. The costs of all these various programs that were included as a reduction in net sales, totaled $124,122 and $103,262 for the years ended December 31, 2015 and 2014, respectively.

Shipping and Handling Cost, Policy [Policy Text Block]

Shipping and Handling Costs

Shipping and handling costs incurred to move finished goods from the Company’s sales distribution centers to customer locations are included in selling and marketing expenses on the condensed consolidated statements of operations and totaled $40,152 and $11,114, for the three months ended March 31, 2016 and 2015, respectively.

Shipping and Handling Costs

Shipping and handling costs incurred to move finished goods from the Company’s sales distribution centers to customer locations are included in selling and marketing expenses on the consolidated statements of operations and totaled $126,955, and $37,594, for the years ended December 31, 2015 and 2014, respectively.

Advertising Costs, Policy [Policy Text Block]

Advertising

The Company expenses advertising costs as incurred. For the three months ended March 31, 2016 and 2015, advertising expense was $9,631 and $9,653, respectively.

Advertising

The Company expenses advertising costs as incurred. For the years ended December 31, 2015 and 2014, advertising expense was $246,997 and $697,146, respectively.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

The Company expenses the costs of research and development as incurred. For the three months ended March 31, 2016, research and development expense related to new product initiatives were $46,667. These expenses were incurred pursuant to a product development agreement, which will require the Company to pay $40,000 in cash and $40,000 in common stock upon the completion of the arrangement. As of March 31, 2016, $50,000 was included in accrued expenses in the condensed consolidated balance sheets.

Research and Development

The Company expenses the costs of research and development as incurred. For the year ended December 31, 2015, research and development expense related to new product initiatives was $13,333. These expenses were incurred pursuant to a product development agreement which will require the Company to pay $40,000 in cash and $40,000 in common stock upon the completion of the arrangement.

Operating Leases [Policy Text Block]

Operating Leases

The Company records rent related to its operating leases on a straight line basis over the lease term.

Operating Leases

The Company records rent related to its operating leases on a straight line basis over the lease term.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less when acquired to be cash equivalents.

Cash and cash equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less when acquired to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Pursuant to the terms of the Credit Agreement with Brentwood LIIT Inc., the Company is required to utilize $150,000 of the $1,000,000 proceeds from the Credit Agreement for initiatives related to the development of an alcohol business. As of December 31, 2015, $127,580 of the Company’s cash on hand was restricted for the use in the development of the alcohol business. On March 17, 2016, the LIBB entered into an agreement with Brentwood LIIT Inc. whereby the restriction was lifted.

Restricted cash

Pursuant to the terms of the Credit Agreement with Brentwood LIIT Inc., the Company is required to utilize $150,000 of the $1,000,000 proceeds from the Credit Agreement for initiatives related to the development of an alcohol business. As of December 31, 2015, $127,580 of the Company’s cash on hand was restricted for the use in the development of the alcohol business. During the year ended December 31, 2015, the Company spent $22,420 primarily related to product development and costs of attending conferences.

Receivables, Policy [Policy Text Block]

Accounts Receivable

The Company sells products to distributors and in certain cases directly to retailers, and extends credit, generally without requiring collateral, based on its evaluation of the customer’s financial condition. While the Company has a concentration of credit risk in the retail sector, it believes this risk is mitigated due to the diverse nature of the customers it serves, including, but not limited to, its type, geographic location, size, and beverage channel. Potential losses on the Company’s receivables are dependent on each individual customer’s financial condition and sales adjustments granted after the balance sheet date. The Company carries its trade accounts receivable at net realizable value. Typically, accounts receivable have terms of net 30 days and do not bear interest. The Company monitors its exposure to losses on receivables and maintains allowances for potential losses or adjustments. The Company determines these allowances by (1) evaluating the aging of its receivables; (2) analyzing its history of sales adjustments; and (3) reviewing its high-risk customers. Past due receivable balances are written off when the Company’s efforts have been unsuccessful in collecting the amount due. Accounts receivable are stated at the amounts management expects to collect.
Accounts receivable, net, is as follows:

	As of
	March 31, 2016	December 31, 2015
Accounts receivable, gross	$442,763	$405,096
Allowance for doubtful accounts	(50,000)	(42,000)
Accounts receivable, net	$392,763	$363,096

Accounts Receivable

The Company sells products to distributors and in certain cases directly to retailers, and extends credit, generally without requiring collateral, based on its evaluation of the customer’s financial condition. While the Company has a concentration of credit risk in the retail sector, it believes this risk is mitigated due to the diverse nature of the customers it serves, including, but not limited to, its type, geographic location, size, and beverage channel. Potential losses on the Company’s receivables are dependent on each individual customer’s financial condition and sales adjustments granted after the balance sheet date. The Company carries its trade accounts receivable at net realizable value. Typically, accounts receivable have terms of net 30 days and do not bear interest. The Company monitors its exposure to losses on receivables and maintains allowances for potential losses or adjustments. The Company determines these allowances by (1) evaluating the aging of its receivables; (2) analyzing its history of sales adjustments; and (3) reviewing its high-risk customers. Past due receivable balances are written off when the Company’s efforts have been unsuccessful in collecting the amount due. Accounts receivable are stated at the amounts management expects to collect.

Accounts receivable, net, is as follows:

	As of
	December 31, 2015	December 31, 2014
Accounts receivable, gross	$405,096	$198,637
Allowance for doubtful accounts	(42,000)	(24,000)
Accounts receivable, net	$363,096	$174,637

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash on deposit with financial institutions and accounts receivable. At times, the Company’s cash in banks is in excess of the FDIC insurance limit. The Company has not experienced any loss as a result of these deposits. These cash balances are maintained with one bank. As of March 31, 2016, one customer accounted for 16% of the Company’s trade receivables. As of December 31, 2015, two customers accounted for 14% and 30% of the Company’s trade receivables. The Company does not generally require collateral or other security to support customer receivables. The Company monitors its exposure for credit losses and maintains allowances for anticipated losses, as required.

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash on deposit with financial institutions and accounts receivable. At times, the Company’s cash in banks is in excess of the FDIC insurance limit. The Company has not experienced any loss as a result of these deposits. These cash balances are maintained with one bank. As of December 31, 2015, two customers accounted for 14% and 30% of the Company’s trade receivables. As of December 31, 2014, two customers accounted for 36% and 13%, of the Company’s trade receivables. The Company does not generally require collateral or other security to support customer receivables. The Company monitors its exposure for credit losses and maintains allowances for anticipated losses, as required.

Inventory, Policy [Policy Text Block]

Inventories

The Company’s inventory includes raw materials such as bottles, sweeteners, labels, flavors and packaging. Finished goods inventory consists of bottled and packaged iced tea.

The Company values its inventories at the lower of cost or market, net of reserves. Cost is determined using the first-in, first-out (FIFO) method. During the three months ended March 31, 2016, the Company recorded an adjustment of $14,350 to reduce the cost of certain products to estimated net realizable value. The following table summarizes inventories as of the dates presented:

	As of
	March 31, 2016	December 31, 2015
Finished goods	$284,238	$565,624
Raw materials and supplies	197,240	146,934
Total inventories	$481,478	$712,558

Inventories

The Company’s inventory includes raw materials such as bottles, sweeteners, labels, flavors and packaging. Finished goods inventory consists of bottled and packaged iced tea.
The Company values its inventories at the lower of cost or market, net of reserves. Cost is determined using the first-in, first-out (FIFO) method. During the year ended December 31, 2015, the Company recorded an adjustment of $41,790 to reduce the cost of certain products to estimated net realizable value. The following table summarizes inventories as of the dates presented:

	As of
	December 31, 2015	December 31, 2014
Finished goods	$565,624	$433,478
Raw materials and supplies	146,934	127,629
Total inventories	$712,558	$561,107

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment is recorded at cost. Major property additions, replacements, and betterments are capitalized, while maintenance and repairs that do not extend the useful lives of an asset or add new functionality are expensed as incurred. Depreciation is recorded using the straight-line method over the respective estimated useful lives of the Company’s assets. The estimated useful lives typically are 3 years for cold-drink containers, such as reusable fridges, wood racks, vending machines, barrels, and coolers, and are depreciated using the straight-line method over the estimated useful life of each group of equipment, as determined using the group-life method. Under this method, the Company does not recognize gains or losses on the disposal of individual units of equipment when the disposal occurs in the normal course of business. The Company capitalizes the costs of refurbishing its cold-drink containers and depreciates those costs over the estimated period until the next scheduled refurbishment or until the equipment is retired. The estimated useful lives are typically 3 to 5 years for office furniture and equipment and are depreciated on a straight-line basis. The estimated useful lives for trucks and automobiles are typically 3 to 5 years and are depreciated on a straight line basis.

Property and Equipment

Property and equipment is recorded at cost. Major property additions, replacements, and betterments are capitalized, while maintenance and repairs that do not extend the useful lives of an asset or add new functionality are expensed as incurred. Depreciation is recorded using the straight-line method over the respective estimated useful lives of the Company’s assets. The estimated useful lives typically are 3 years for cold-drink containers, such as reusable fridges, wood racks, vending machines, barrels, and coolers, and are depreciated using the straight-line method over the estimated useful life of each group of equipment, as determined using the group-life method. Under this method, the Company does not recognize gains or losses on the disposal of individual units of equipment when the disposal occurs in the normal course of business. The Company capitalizes the costs of refurbishing its cold-drink containers and depreciates those costs over the estimated period until the next scheduled refurbishment or until the equipment is retired. The estimated useful lives are typically 3 to 5 years for office furniture and equipment and are depreciated on a straight-line basis. The estimated useful lives for trucks and automobiles are typically 3 to 5 years and are depreciated on a straight line basis.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible Assets

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually or when circumstances indicate that there could be an impairment. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
Intangibles assets with indefinite useful lives consist of the cost to purchase an internet domain name for $20,000. The domain name is considered to have a perpetual life and as such, is not amortized. Insignificant costs incurred associated with renewing this asset are expensed as incurred.
Intangible assets with finite useful lives are amortized over their expected useful life. Intangible assets with useful lives are tested for impairment when circumstances indicate that there could be an impairment. Intangible assets with finite useful lives include website development costs of $6,243 and $7,494 as of March 31, 2016 and December 31, 2015, respectively. The estimated useful life of the capitalized costs of the Company’s website is 3 years and is depreciated on a straight line basis. As of March 31, 2016, the cost of the website development was $15,000 and the accumulated amortization was $8,757. As of December 31, 2015, the cost of the website development was $15,000 and the accumulated amortization was $7,506. For the three months ended March 31, 2016 and 2015, amortization expense was $1,251 and $1,251, respectively.

Intangible Assets

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually or when circumstances indicate that there could be an impairment. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. As of December 31, 2015 and 2014, the Company tested the domain name utilizing the qualitative method. Based on this analysis, it was determined that there was no indicators of impairment as of December 31, 2015 and 2014.
Intangibles assets with indefinite useful lives consist of the cost to purchase an internet domain name for $20,000. The domain name is considered to have a perpetual life and as such, is not amortized. Insignificant costs incurred associated with renewing this asset are expensed as incurred.
Intangible assets with finite useful lives are amortized over their expected useful life. Intangible assets with useful lives are tested for impairment when circumstances indicate that there could be an impairment. Intangible assets with finite useful lives include website development costs of $7,494 and $12,498 as of December 31, 2015 and December 31, 2014, respectively. The estimated useful life of the capitalized costs of the Company’s website is 3 years and is depreciated on a straight line basis. As of December 31, 2015, the cost of the website development was $15,000 and the accumulated amortization was $7,506. As of December 31, 2014, the cost of the website development was $15,000 and the accumulated amortization was $2,502. For the years ended December 31, 2015 and 2014, amortization expense was $5,004 and $2,502, respectively. Expected future amortization of website development costs is $5,000 and $2,494 for the years ended December 31, 2016 and 2017, respectively.

Deferred Financing Costs , Policy [Policy Text Block]

Deferred Financing Costs

The Company capitalizes issuance costs related to lines of credit as deferred financing costs. The Company amortizes the deferred financing costs over the term of the line of credit.

Deferred Financing Costs

The Company capitalizes issuance costs related to lines of credit as deferred financing costs. The Company amortizes the deferred financing costs over the term of the line of credit.

Deferred Offering Cost Policy [Policy Text Block]

Deferred Offering Costs

The Company capitalizes the costs related to proposed offerings of its equity instruments as deferred offering costs and records the deferred offering costs as an offset to additional paid in capital upon the completion of the capital raising activities.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement, and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carry forwards will result in a benefit based on expected profitability by tax jurisdiction.
In its interim financial statements, the Company follows the guidance in ASC 270, “Interim Reporting” and ASC 740 “Income Taxes”, whereby the Company utilizes the expected annual effective tax rate in determining its income tax provisions for the interim periods. That rate differs from U.S. statutory rates primarily as a result of valuation allowance related to the Company’s net operating loss carryforward as a result of the historical losses of the Company.
Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liabilities. In management’s opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary. The Company accounts for uncertain tax positions in accordance with ASC 740 — “Income Taxes”. No uncertain tax provisions have been identified. The Company accrues interest and penalties, if incurred, on unrecognized tax benefits as components of the income tax provision in the accompanying condensed consolidated statements of operations. Our primary tax jurisdictions are our federal, various state, and local taxes. Generally, Federal, State and Local authorities may examine the Company’s tax returns for three years from the date of filing.
In accordance with ASC 740, the Company evaluates whether a valuation allowance should be established against the net deferred tax assets based upon the consideration of all available evidence and using a “more likely than not” standard. Significant weight is given to evidence that can be objectively verified. The determination to record a valuation allowance is based on the recent history of cumulative losses and current operating performance. In conducting the analysis, the Company utilizes an approach, which considers the current year loss, including an assessment of the degree to which any losses are driven by items that are unusual in nature and incurred to improve future profitability. In addition, the Company reviews changes in near-term market conditions and any other factors arising during the period, which may impact its future operating results.

Income Taxes

Effective May 27, 2015, the Company completed the Mergers, whereby LIBB was deemed to be the accounting acquirer of Cullen. The historical financial statements were those of LIBB. From the date of the Mergers, the Company’s results of operations began to be taxed as a C corporation. Prior to the Mergers, the Company’s operations were taxed as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying consolidated financial statements for operating results prior to May 27, 2015.
The Company accounts for income taxes in accordance with FASB ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and established for all the entities a minimum threshold for financial statement recognition of the benefit of tax positions, and requires certain expanded disclosures. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse. The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.
Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements. The evaluation was performed for the 2015 tax year, which is the first year for which the Company is subject to corporate income taxes. The Company believes that its income tax positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position or results of operations.
The Company’s policy for recording interest and penalties associated with tax audits is to record such items as a component of income tax expense. There were no amounts accrued for penalties and interest for years ended December 31, 2015 and December 31, 2014. The Company does not expect its uncertain tax position to change during the next twelve months. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Compensation Related Costs, Policy [Policy Text Block]

Stock Based Compensation

The Company accounts for stock based compensation in accordance with ASC 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 establishes accounting for stock-based awards exchanged for employee services. Under the provisions of ASC 718, stock based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options is estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility of comparable companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. The simplified method assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires. The Company expenses stock-based compensation by using the straight-line method.
The Company accounts for stock and other equity instruments granted to consultants using the accounting guidance included in ASC 505-50, “Equity-Based Payments to Non-Employees. In accordance with ASC 505-50, the Company estimates the fair value of equity instruments using the fair value of the Company’s stock or the fair value of the services based upon which measure represents a more reliable measure of the cost incurred.

Stock Based Compensation

The Company accounts for stock based compensation in accordance with ASC 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 establishes accounting for stock-based awards exchanged for employee services. Under the provisions of ASC 718, stock based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options is estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility of comparable companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. The simplified method assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires. The Company expenses stock-based compensation by using the straight-line method.
The Company accounts for stock and other equity instruments granted to consultants using the accounting guidance included in ASC 505-50, “Equity-Based Payments to Non-Employees. In accordance with ASC 505-50, the Company estimates the fair value of equity instruments using the fair value of the Company’s stock or the fair value of the services based upon which measure represents a more reliable measure of the cost incurred.

Earnings Per Share, Policy [Policy Text Block]

Earnings per share

Basic net earnings per common share is computed by dividing income/loss available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of stock options. The computation of diluted earnings per share excludes those with an exercise price in excess of the average market price of the Company’s common shares during the periods presented. The computation of diluted earnings per share excludes outstanding options in periods where the exercise of such options would be antidilutive. For the three months ended March 31, 2016, 194,667 options, 1,550,159 warrants, and 344,483 shares issuable upon conversion of the outstanding debt under Credit Agreement were excluded from the computation of earnings per share because they were anti-dilutive.

Earnings per share

Basic net earnings per common share is computed by dividing income/loss available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of stock options. The computation of diluted earnings per share excludes those with an exercise price in excess of the average market price of the Company’s common shares during the periods presented. The computation of diluted earnings per share excludes outstanding options in periods where the exercise of such options would be antidilutive. For the year ended December 31, 2015, 194,667 options, 1,285,111 warrants, and 272,893 shares issuable upon conversion of the outstanding debt under Credit Agreement were excluded from the computation of earnings per share because they were anti-dilutive.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The carrying amounts of cash, accounts receivable, accrued expenses and notes payable approximate fair value due to the short-term nature of these instruments. In addition, for notes payable the Company believes that interest rates approximate prevailing rates.

Fair Value of Financial Instruments

The carrying amounts of cash, accounts receivable, accrued expenses and notes payable approximate fair value due to the short-term nature of these instruments. In addition, for notes payable the Company believes that interest rates approximate prevailing rates.

Reclassification, Policy [Policy Text Block]

Reclassification

Certain reclassifications have been made to the 2015 condensed consolidated financial statements to conform them to the 2016 presentation. These reclassifications had no impact on the Company’s net loss for the periods presented.

Seasonal Sales [Policy Text Block]

Seasonality

The Company’s business is seasonal with the summer months in the second and third quarter of the fiscal year typically generating the largest net sales.

Seasonality

The Company’s business is seasonal with the summer months in the second and third quarter of the fiscal year typically generating the largest net sales.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In January 2016, the FASB, issued ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,” which amends the guidance in U.S. generally accepted accounting principles on the classification and measurement of financial instruments. Changes to the current guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the ASU clarifies guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The new standard is effective for fiscal years and interim periods beginning after December 15, 2017, and are to be adopted by means of a cumulative-effect adjustment to the balance sheet at the beginning of the first reporting period in which the guidance is effective. Early adoption is not permitted except for the provision to record fair value changes for financial liabilities under the fair value option resulting from instrument-specific credit risk in other comprehensive income. The Company is currently evaluating the impact of adopting this standard.

In February 2016, the FASB issued new lease accounting guidance (ASU No. 2016-02, Leases). Under the new guidance, at the commencement date, lessees will be required to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The new guidance is not applicable for leases with a term of 12 months or less. Lessor accounting is largely unchanged. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company is currently evaluating the impact of the new guidance on the condensed consolidated financial statements.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 — Revenue from Contracts with Customers (“ASU 2014-09”). It outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” ASU 2014-09 is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods, for public companies, and for annual periods beginning after December 15, 2018 and interim periods within those annual periods, for private companies. The Company is currently in the process of evaluating the impact of adoption of this ASU on the Company’s financial statements.
In June 2014, the FASB issued Accounting Standards Update 2014-12, “Accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period,” (“ASU 2014-12”) which requires performance-based awards with a performance target that affects vesting and that could be achieved after an employee completes the requisite service period to be accounted for as a performance condition. If performance targets are clearly defined and it is probable that the performance condition will be achieved, stock-based expense should be recognized over the remaining requisite service period. This guidance will be effective for fiscal years (and interim reporting periods within those years) beginning after December 15, 2015. Early adoption is permitted. The Company is in the process of evaluating the provisions of the ASU and assessing the potential effect on the Company’s financial position or results of operations.
In August 2014, the FASB issued Accounting Standard Update 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” related to disclosure of uncertainties about an entity’s ability to continue as a going concern. The new standard provides guidance on determining when and how reporting entities must disclose going concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Additionally, an entity must provide certain disclosures if there is substantial doubt about the entity’s ability to continue as a going concern. The new standard will be effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The Company is in the process of evaluating the impact of adoption on the Company’s financial statements.
In April 2015, the FASB issued ASU 2015-03 which requires entities to present debt issuance costs related to a debt liability as a direct deduction from the carrying amount of that debt liability on the balance sheet as opposed to being presented as a deferred charge. ASU 2015-03 does not contain guidance for debt issuance costs related to line-of-credit arrangements. Consequently, in August 2015, the FASB issued ASU 2015-15 to add paragraphs indicating that the SEC staff would not object to an entity deferring and presenting debt issuance costs related to line-of-credit arrangements as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The effective date of these pronouncements is for fiscal years beginning after December 15, 2015, with early adoption permitted. The Company does not expect this new guidance to have a material impact on the Company’s consolidated financial statements. The Company currently capitalizes debt issuance costs related to its line of credit agreement as an asset in accordance with ASU 2015-03.
In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory”, which changed the subsequent measurement guidance from the lower of cost or market to the lower of cost or net realizable value, with net realizable value defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. No other changes were made to the current guidance on inventory measurement. The Company is currently evaluating the impact of this standard on its financial statements.
In November 2015, the FASB issued ASU 2015-17 which simplifies the presentation of deferred income taxes in a classified statement of financial position. Current GAAP require an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. ASU 2015-17 amends current GAAP to require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. This pronouncement is effective for financial statements issued for annual periods beginning after December 15, 2016 and interim periods within those annual periods with earlier application permitted as of the beginning of an interim or annual reporting period. The Company does not expect this new guidance to have a material impact on the Company’s consolidated financial statements.
In January 2016, the FASB, issued ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,” which amends the guidance in U.S. generally accepted accounting principles on the classification and measurement of financial instruments. Changes to the current guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the ASU clarifies guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The new standard is effective for fiscal years and interim periods beginning after December 15, 2017, and are to be adopted by means of a cumulative-effect adjustment to the balance sheet at the beginning of the first reporting period in which the guidance is effective. Early adoption is not permitted except for the provision to record fair value changes for financial liabilities under the fair value option resulting from instrument-specific credit risk in other comprehensive income. The Company is currently evaluating the impact of adopting this standard.
In February 2016, the FASB issued new lease accounting guidance (ASU No. 2016-02, Leases). Under the new guidance, at the commencement date, lessees will be required to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The new guidance is not applicable for leases with a term of 12 months or less. Lessor accounting is largely unchanged. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.

Subsequent Events, Policy [Policy Text Block]

Management’s Evaluation of Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the condensed consolidated financial statements are issued. Based upon the review, other than described in Note 11 —  Subsequent Events, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Management’s Evaluation of Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the review, other than described in Note 1 — Business Organization, Liquidity, and Management’s Plans, Note 7 — Line of Credit and Note 15 — Subsequent Events, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.